Inventories	3 Months Ended
Mar. 31, 2024
Inventories
Inventories

6.   Inventories

At March 31, 2024 and December 31, 2023, inventories consisted of the following:

Inventories

in € THOUS

	March 31,	December 31,
	2024	2023

Finished goods	1,260,470	1,232,702
Health care supplies	437,373	451,316
Raw materials and purchased components	369,815	361,804
Work in process	148,743	133,353
Inventories	2,216,401	2,179,175